RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9.

RELATED PARTY TRANSACTIONS

In addition to the acting Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

•	The CEO’s sister–in-law is our Controller and her compensation is $1,269 per week,

•	The CEO’s mother is a receptionist and her compensation is $600 per week.

The Company has employment arrangements with its executive officers which are described in Note 10.

The Company has entered into a series of credit facilities with its president and principal stockholder as more fully described in Note 6.

During the years ended December 31, 2016 and 2015, the Company issued common stock and warrants to its president and principal shareholder in exchange for cash as more fully described in Note 7.

On January 23, 2015, the Company approved an amendment to the Employment Agreement of Mr. Peter Cordani, the Company's Founder, acting Chief Executive Officer and Chief Technology Officer. In addition to his salary, Mr. Cordani received 5% of the first $2 million of revenue generated by the Company in 2016 and 2015.